                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905

                 First Trust/Aberdeen Emerging Opportunity Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b)
SEPTEMBER 30, 2010 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                  STATED        VALUE
    CURRENCY)                               DESCRIPTION                            COUPON   MATURITY    (US DOLLARS)
----------------   -------------------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (c) - 57.1%
                   ARGENTINA - 3.7%
       2,970,903   Republic of Argentina (ARS) (d) .............................     2.00%  02/04/18   $   1,498,937
       3,600,000   Republic of Argentina (USD) .................................     7.00%  04/17/17       2,956,900
                                                                                                       -------------
                                                                                                           4,455,837
                                                                                                       -------------
                   BELARUS - 0.6%
         680,000   Republic of Belarus (USD) ...................................     8.75%  08/03/15         706,248
                                                                                                       -------------
                   BRAZIL - 6.6%
       3,700,000   Brazil Notas do Tesouro Nacional Series F (BRL) .............    10.00%  01/01/13       2,108,267
       4,070,000   Brazil Notas do Tesouro Nacional Series F (BRL) .............    10.00%  01/01/17       2,226,925
       1,610,000   Brazil Notas do Tesouro Nacional Series F (BRL) .............    10.00%  01/01/21         853,681
         144,000   Dasa Finance Corp. (USD) ....................................     8.75%  05/29/18         162,504
         700,000   Gerdau Trade (USD) ..........................................     5.75%  01/30/21         711,025
         630,000   Globo Communicacaos S.A. (USD) ..............................     6.25%  12/01/49         644,805
         350,000   Odebrecht Finance Ltd. (USD) ................................     7.50%  09/14/15         351,610
         200,000   Petrobras International Finance Co. (USD) ...................     7.88%  03/15/19         250,210
         630,000   Rearden G Holdings Eins GmbH (USD) ..........................     7.88%  03/30/20         675,675
                                                                                                       -------------
                                                                                                           7,984,702
                                                                                                       -------------
                   COLOMBIA - 1.0%
     870,000,000   Republic of Columbia (COP) ..................................     7.75%  04/14/21         568,094
         600,000   TGI International Ltd. (USD) ................................     9.50%  10/03/17         683,250
                                                                                                       -------------
                                                                                                           1,251,344
                                                                                                       -------------
                   DOMINICAN REPUBLIC - 0.9%
         505,000   Cerveceria Nacional Dominica (USD) (d) ......................    16.00%  03/27/12         469,650
         528,000   Dominican Republic (USD) ....................................     8.63%  04/20/27         627,000
                                                                                                       -------------
                                                                                                           1,096,650
                                                                                                       -------------
                   EGYPT - 1.7%
       7,900,000   Egypt Treasury Bill (EGP) ...................................      (e)   10/05/10       1,387,329
       4,000,000   Egypt Treasury Bills (EGP) ..................................      (e)   11/16/10         695,089
                                                                                                       -------------
                                                                                                           2,082,418
                                                                                                       -------------
                   EL SALVADOR - 2.0%
       1,540,000   Republic of El Salvador (USD) ...............................     7.65%  06/15/35       1,682,450
         650,000   Telemovil Finance Ltd. (USD) ................................     8.00%  10/01/17         676,000
                                                                                                       -------------
                                                                                                           2,358,450
                                                                                                       -------------
                   HONG KONG - 0.5%
         620,000   CFG Investment S.A.C. (USD) .................................     9.25%  12/19/13         658,750
                                                                                                       -------------
                   HUNGARY - 2.6%
     227,370,000   Hungary Government Bond (HUF) ...............................     6.00%  10/24/12       1,119,565
      87,000,000   Hungary Government Bond (HUF) ...............................     5.50%  02/12/16         409,618
     334,000,000   Hungary Government Bond (HUF) ...............................     6.50%  06/24/19       1,619,701
                                                                                                       -------------
                                                                                                           3,148,884
                                                                                                       -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                  STATED        VALUE
    CURRENCY)                               DESCRIPTION                            COUPON   MATURITY    (US DOLLARS)
----------------   -------------------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (c) - (CONTINUED)
                   INDONESIA - 6.6%
         540,000   Berau Capital Resources (USD) ...............................    12.50%  07/08/15   $     604,885
         340,000   Indo Integrated Energy II B.V. (USD) ........................     9.75%  11/05/16         389,725
   3,700,000,000   Indonesian Government Bond (IDR) ............................    12.50%  03/15/13         468,027
  11,230,000,000   Indonesian Government Bond (IDR) ............................    10.75%  05/15/16       1,456,680
  17,000,000,000   Indonesian Government Bond (IDR) ............................    10.50%  08/15/30       2,286,196
   1,850,000,000   Indonesian Recapitalization Bond (IDR) ......................    13.40%  02/15/11         212,971
   4,350,000,000   Indonesian Recapitalization Bond (IDR) ......................    13.45%  08/15/11         518,197
         250,000   Indosat Palapa (USD) ........................................     7.38%  07/29/20         276,875
         810,000   Majapahit Holding B.V. (USD) ................................     7.75%  10/17/16         947,741
         650,000   Star Energy Geothermal (Wayang Windu)
                      Ltd. (USD) ...............................................    11.50%  02/12/15         732,875
                                                                                                       -------------
                                                                                                           7,894,172
                                                                                                       -------------
                   IVORY COAST - 0.6%
       1,240,000   Ivory Coast Government Bond (USD) ...........................     2.50%  12/31/32         728,500
                                                                                                       -------------
                   KAZAKHSTAN - 1.3%
         504,153   BTA Bank JSC (USD) (f) (g) ..................................    10.75%  07/01/18         514,236
       1,041,530   BTA Bank JSC (USD) (d) (f) ..................................     0.00%  07/01/20          52,077
         114,233   BTA Bank JSC (USD) (f) ......................................     7.20%  07/01/25          81,105
         200,000   Kazakhstan Temir Zholy (USD) ................................     6.38%  10/06/20         200,000
         710,000   KazMunaiGaz Finance Sub B.V. (USD) ..........................     7.00%  05/05/20         786,325
                                                                                                       -------------
                                                                                                           1,633,743
                                                                                                       -------------
                   LITHUANIA - 1.1%
       1,140,000   Republic of Lithuania (USD) .................................     7.38%  02/11/20       1,278,225
                                                                                                       -------------
                   MALAYSIA - 0.8%
         700,000   Petronas Capital Ltd. (USD) .................................     7.88%  05/22/22         956,864
                                                                                                       -------------
                   MEXICO - 7.1%
         450,000   Axtel S.A.B. de C.V. (USD) ..................................     9.00%  09/22/19         417,375
         680,000   BBVA Bancomer S.A./Texas (USD) ..............................     7.25%  04/22/20         732,183
         525,000   Corp. Geo S.A. de C.V. (USD) ................................     8.88%  09/25/14         585,375
         320,000   Corp. Geo S.A. de C.V. (USD) ................................     9.25%  06/30/20         359,040
         550,000   Corporativo Javer S.A. de C.V. (USD) ........................    13.00%  08/04/14         629,750
         660,000   Desarrolladora Homex S.A. (USD) .............................     9.50%  12/11/19         745,800
         450,000   Grupo Posadas S.A.B. de C.V. (USD) ..........................     9.25%  01/15/15         432,225
       5,100,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ..................     7.25%  12/15/16         434,941
      27,950,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ..................     8.00%  06/11/20       2,524,708
       1,840,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ..................    10.00%  11/20/36         197,336
       9,300,000   Mexico Cetes (MXN) ..........................................      (e)   12/09/10         731,726
         650,000   Pemex Project Funding Master Trust (USD) ....................     6.63%  06/15/38         703,095
                                                                                                       -------------
                                                                                                           8,493,554
                                                                                                       -------------
                   NIGERIA - 0.7%
         790,000   GTB Finance B.V. (USD) ......................................     8.50%  01/29/12         816,702
                                                                                                       -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                  STATED        VALUE
    CURRENCY)                               DESCRIPTION                            COUPON   MATURITY    (US DOLLARS)
----------------   -------------------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (c) - (CONTINUED)
                   PERU - 0.9%
       2,440,000   Peru Bono Soberano (PEN) ....................................     8.20%  08/12/26   $   1,045,966
                                                                                                       -------------
                   PHILIPPINES - 0.8%
         250,000   Alliance Global Group (USD) .................................     6.50%  08/18/17         250,225
         500,000   Republic of Philippines (USD) ...............................     7.75%  01/14/31         667,500
                                                                                                       -------------
                                                                                                             917,725
                                                                                                       -------------
                   QATAR - 0.8%
         840,000   State of Qatar (USD) ........................................     5.25%  01/20/20         928,200
                                                                                                       -------------
                   RUSSIA - 1.8%
         450,000   Alfa Bank (USD) .............................................     7.88%  09/25/17         453,285
         630,000   LUKOIL International Finance B.V. (USD) .....................     7.25%  11/05/19         688,055
         200,000   Russian Railways (USD) ......................................     5.74%  04/03/17         211,350
         700,000   Vnesheconombank (USD) .......................................     6.90%  07/09/20         766,500
                                                                                                       -------------
                                                                                                           2,119,190
                                                                                                       -------------
                   SOUTH AFRICA - 3.9%
      20,900,000   Republic of South Africa (ZAR) ..............................     8.25%  09/15/17       3,090,636
       9,200,000   Republic of South Africa (ZAR) ..............................    10.50%  12/21/26       1,620,317
                                                                                                       -------------
                                                                                                           4,710,953
                                                                                                       -------------
                   TURKEY - 3.8%
         450,000   Akbank TAS (USD) ............................................     5.13%  07/22/15         450,495
       2,800,000   Turkey Government Bond (TRY) ................................    16.00%  03/07/12       2,144,205
       1,400,000   Turkey Government Bond (USD) ................................     5.63%  03/30/21       1,529,290
         500,000   Yasar Holdings (USD) ........................................     9.63%  10/07/15         500,000
                                                                                                       -------------
                                                                                                           4,623,990
                                                                                                       -------------
                   UKRAINE - 1.3%
       1,440,000   EX-IM Bank of Ukraine (USD) .................................     7.65%  09/07/11       1,463,400
          80,000   Ukraine Government Bond (USD) ...............................     6.58%  11/21/16          78,928
                                                                                                       -------------
                                                                                                           1,542,328
                                                                                                       -------------
                   UNITED ARAB EMIRATES - 1.2%
         650,000   Atlantic Finance Ltd. (USD) .................................     9.75%  05/27/14         705,575
         650,000   Dubai Electricity & Water Authority (USD) ...................     8.50%  04/22/15         700,385
                                                                                                       -------------
                                                                                                           1,405,960
                                                                                                       -------------
                   UNITED KINGDOM - 0.6%
         750,000   Continental Trustees (USD) (d) ..............................     7.38%  10/07/40         750,000
                                                                                                       -------------
                   URUGUAY - 1.3%
      20,320,000   Republic Orient Uruguay,
                   Inflation Adjusted Bond (UYU) (h) ...........................     5.00%  09/14/18       1,534,202
                                                                                                       -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                  STATED        VALUE
    CURRENCY)                               DESCRIPTION                            COUPON   MATURITY    (US DOLLARS)
----------------   -------------------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (c) - (CONTINUED)
                   VENEZUELA - 2.9%
         600,000   Bolivarian Republic of Venezuela (USD) ......................     7.75%  10/13/19   $     408,000
       1,750,000   Republic of Venezuela (USD) .................................     8.50%  10/08/14       1,478,750
       2,230,000   Republic of Venezuela (USD) .................................     5.75%  02/26/16       1,558,324
                                                                                                       -------------
                                                                                                           3,445,074
                                                                                                       -------------
                   TOTAL BONDS AND NOTES
                      (Cost $63,080,644) ...........................................................      68,568,631
                                                                                                       -------------

     SHARES                                 DESCRIPTION                                                    VALUE
----------------   -------------------------------------------------------------                       -------------
COMMON STOCKS - 45.2%
                   BRAZIL - 8.8%
          94,924   Banco Bradesco S.A., ADR ....................................                           1,934,551
          34,000   Lojas Renner S.A ............................................                           1,155,437
          31,000   Multiplan Empreendimentos Imobiliarios S.A...................                             659,025
          61,000   Petroleo Brasileiro S.A., ADR ...............................                           2,002,020
          21,300   Souza Cruz S.A...............................................                           1,076,078
          25,000   Ultrapar Participacoes S.A., Preference Shares ..............                           1,501,625
          80,000   Vale S.A., Preference Shares, ADR ...........................                           2,220,000
                                                                                                       -------------
                                                                                                          10,548,736
                                                                                                       -------------
                   CHILE - 0.9%
          11,600   Banco Santander Chile S.A., ADR .............................                           1,119,980
                                                                                                       -------------
                   CHINA - 2.2%
         155,000   China Mobile Ltd.............................................                           1,587,186
         920,000   PetroChina Co., Ltd., H Shares ..............................                           1,070,725
                                                                                                       -------------
                                                                                                           2,657,911
                                                                                                       -------------
                   HONG KONG - 2.6%
         200,000   Hang Lung Group Ltd..........................................                           1,305,605
         700,000   Swire Pacific Ltd., B Shares ................................                           1,804,390
                                                                                                       -------------
                                                                                                           3,109,995
                                                                                                       -------------
                   HUNGARY - 1.2%
           6,300   Richter Gedeon Nyrt. ........................................                           1,461,207
                                                                                                       -------------
                   INDIA - 4.8%
          32,000   Bharti Airtel Ltd............................................                             260,857
          20,000   GlaxoSmithKline Pharmaceuticals Ltd..........................                             983,621
          13,000   Grasim Industries Ltd........................................                             642,348
          29,000   Hero Honda Motors Ltd........................................                           1,199,110
          59,000   Hindustan Unilever Ltd.......................................                             405,785
          57,500   Housing Development Finance Corp., Ltd.......................                             938,222
          20,000   ICICI Bank Ltd...............................................                             495,360
          10,000   Infosys Technologies Ltd.....................................                             678,869
           7,428   UltraTech Cement Ltd.........................................                             175,654
                                                                                                       -------------
                                                                                                           5,779,826
                                                                                                       -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

     SHARES                                 DESCRIPTION                                                    VALUE
----------------   -------------------------------------------------------------                       -------------
COMMON STOCKS - (CONTINUED)
                   INDONESIA - 1.4%
         258,000   PT Astra International Tbk ..................................                       $   1,639,059
                                                                                                       -------------
                   ITALY - 0.8%
          23,600   Tenaris S.A., ADR ...........................................                             906,712
                                                                                                       -------------
                   MALAYSIA - 1.9%
          70,300   British American Tobacco Malaysia Berhad ....................                           1,104,031
         289,000   Public Bank Berhad ..........................................                           1,164,613
                                                                                                       -------------
                                                                                                           2,268,644
                                                                                                       -------------
                   MEXICO - 3.8%
          31,900   Fomento Economico Mexicano, S.A.B. de C.V., ADR .............                           1,618,287
          40,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ...                             584,000
         352,000   Grupo Financiero Banorte, S.A.B. de C.V., O Shares ..........                           1,335,190
         152,000   Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares ..........                             975,206
                                                                                                       -------------
                                                                                                           4,512,683
                                                                                                       -------------
                   PHILIPPINES - 1.3%
       1,281,702   Bank of the Philippine Islands ..............................                           1,591,723
                                                                                                       -------------
                   POLAND - 0.6%
          13,000   Bank Pekao S.A ..............................................                             769,217
                                                                                                       -------------
                   RUSSIA - 1.1%
          23,500   LUKOIL, ADR .................................................                           1,332,450
                                                                                                       -------------
                   SOUTH AFRICA - 2.8%
          89,000   Massmart Holdings Ltd .......................................                           1,887,192
         142,729   Truworths International Ltd .................................                           1,433,382
                                                                                                       -------------
                                                                                                           3,320,574
                                                                                                       -------------
                   SOUTH KOREA - 2.7%
          27,008   Busan Bank. .................................................                             332,789
           4,900   Samsung Electronics Co., Ltd., Preference Shares ............                           2,393,598
             850   Shinsegae Co., Ltd ..........................................                             448,016
                                                                                                       -------------
                                                                                                           3,174,403
                                                                                                       -------------
                   TAIWAN - 2.4%
         800,450   Taiwan Mobile Co., Ltd ......................................                           1,652,578
         643,953   Taiwan Semiconductor Manufacturing Co., Ltd .................                           1,277,950
                                                                                                       -------------
                                                                                                           2,930,528
                                                                                                       -------------
                   THAILAND - 2.5%
         250,000   PTT Exploration and Production Public Co., Ltd ..............                           1,268,534
         147,000   Siam Cement Public (The) Co., Ltd ...........................                           1,782,405
                                                                                                       -------------
                                                                                                           3,050,939
                                                                                                       -------------
                   TURKEY - 2.3%
          73,635   Akbank TAS ..................................................                             450,497
         253,000   Aksigorta AS. ...............................................                             356,794
          33,220   Bim Birlesik Magazalar AS ...................................                             958,788

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

     SHARES                                 DESCRIPTION                                                    VALUE
----------------   -------------------------------------------------------------                       -------------
COMMON STOCKS - (CONTINUED)
                   TURKEY - (CONTINUED)
         181,150   Haci Omer Sabanci Holding AS. ...............................                       $     939,217
                                                                                                       -------------
                                                                                                           2,705,296
                                                                                                       -------------
                   UNITED KINGDOM - 1.1%
          45,696   Standard Chartered PLC. .....................................                           1,310,768
                                                                                                       -------------
                   TOTAL COMMON STOCKS
                      (Cost $34,892,676) .......................................                          54,190,651
                                                                                                       -------------
                   TOTAL INVESTMENTS - 102.3%
                      (Cost $97,973,320) (i) ...................................                         122,759,282
                   OUTSTANDING LOAN - (4.8)% ...................................                          (5,800,000)
                   NET OTHER ASSETS AND LIABILITIES - 2.5% .....................                           2,997,501
                                                                                                       -------------
                   NET ASSETS - 100.0% .........................................                       $ 119,956,783
                                                                                                       =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All portfolio securities are available to serve as collateral for the outstanding loan.

(c) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(d) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(e)  Zero coupon bond.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's investment sub-advisor. At September 30, 2010, securities noted as such amounted to $647,418 or 0.5% of net assets.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,793,840 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,007,878.

ADR  American Depositary Receipt

Currency Abbreviations:

ARS  Argentine Peso
BRL  Brazilian Real
COP  Colombian Peso
EGP  Egyptian Pound
HUF  Hungarian Forint
IDR  Indonesian Rupiah
MXN  Mexican Peso
PEN  Peruvian New Sol
TRY  Turkish Lira
USD  United States Dollar
UYU  Uruguayan Peso
ZAR  South African Rand

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE

                                                                          LEVEL 2        LEVEL 3
                                               TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                             VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                            09/30/2010       PRICES        INPUTS        INPUTS
                                           ------------   -----------   -----------   ------------
Bonds and Notes * ......................   $ 68,568,631   $        --   $68,568,631       $--
Common Stocks * ........................     54,190,651    54,190,651            --        --
                                           ------------   -----------   -----------       ---
Total Investments ......................    122,759,282    54,190,651    68,568,631        --
                                           ------------   -----------   -----------       ---
Other Financial Instruments:
Forward Foreign Currency Contracts ** ..         29,151        29,151            --        --
                                           ------------   -----------   -----------       ---
                                           $122,788,433   $54,219,802   $68,568,631       $--
                                           ============   ===========   ===========       ===

                                LIABILITIES TABLE

                                                                          LEVEL 2       LEVEL 3
                                              TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                             VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                            09/30/2010       PRICES        INPUTS        INPUTS
                                           ------------   -----------   -----------   ------------
Forward Foreign Currency Contracts ** ..    $(221,714)     $(221,714)       $--            $--
                                            =========      =========        ===            ===

*    See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

                                            % OF TOTAL
INDUSTRY CLASSIFICATION                     INVESTMENTS
-----------------------                     -----------
Government Bonds and Notes                     37.0%
Commercial Banks                               11.1
Oil, Gas & Consumable Fuels                     7.6
Real Estate Management & Development            3.7
Construction Materials                          3.2
Diversified Financial Services                  3.2
Semiconductors & Semiconductor Equipment        3.0
Food Retailing & Staples                        2.7
Wireless Telecommunications                     2.6
Specialty Retail                                2.4
Metals & Mining                                 2.4
Automobiles                                     2.3
Pharmaceuticals                                 2.0
Electric Utilities                              1.9
Diversified Telecommunication Services          1.8
Tobacco                                         1.8
Beverages                                       1.7
Household Durables                              1.4
Import/Export Bank                              1.2
Household Products                              1.1
Transportation Infrastructure                   1.0
Other                                           4.9
                                              -----
   Total                                      100.0%
                                              =====

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2010 (UNAUDITED)

                             FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                        CONTRACTS TO RECEIVE
                            -------------------------------------------
                                                                              NET             NET
                                                    LOCAL                  UNREALIZED     UNREALIZED
                                                  CURRENCY       IN       APPRECIATION   DEPRECIATION
SETTLEMENT                        LOCAL           VALUE IN    EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE      COUNTERPARTY      CURRENCY (a)        U.S. $    FOR U.S. $       U.S. $         U.S. $
----------   ------------   -------------------   --------   ----------   ------------   ------------
10/22/10          JPM       HUF      31,720,000   $156,112    $146,920       $ 9,192       $    --
10/22/10          RBS       HUF      16,355,000     80,493      75,278         5,215            --
12/03/10          UBS       IDR   2,834,363,000    313,966     315,806            --        (1,840)
10/22/10          JPM       MXN       4,878,000    386,429     371,685        14,744            --
                                                                                  --            --
                                                                                  --            --
                                                                             -------       -------
                                                                             $29,151       $(1,840)
                                                                             -------       -------

                              FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                          CONTRACTS TO DELIVER
                            ---------------------------------------------
                                                                                NET             NET
                                                     LOCAL                   UNREALIZED     UNREALIZED
                                                   CURRENCY        IN       APPRECIATION   DEPRECIATION
SETTLEMENT                        LOCAL            VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE      COUNTERPARTY      CURRENCY (a)         U.S. $     FOR U.S. $       U.S. $         U.S. $
----------   ------------   -------------------   ----------   ----------   ------------   ------------
12/03/10          JPM       BRL       3,834,000   $2,235,117   $2,124,100     $    --       $(111,017)
10/22/10          BAR       HUF     248,477,000    1,222,898    1,131,122          --         (91,776)
12/03/10          RBS       IDR   2,834,363,000      313,966      308,362          --          (5,604)
10/22/10          BAR       MXN       4,878,000      386,429      374,952          --         (11,477)
                                                                                   --              --
                                                                                   --              --
                                                                              -------       ---------
                                                                              $    --       $(219,874)
                                                                              -------       ---------
Unrealized Appreciation (Depreciation) ..................................     $29,151       $(221,714)
                                                                              =======       =========
Net Unrealized Appreciation (Depreciation) ..............................................   $(192,563)
                                                                                            =========

(a)  Please see page 6 for currency descriptions.

Counterparty Abbreviations:

BAR  Barclay's Bank PLC
JPM  JPMorgan Chase
RBS  Royal Bank of Scotland
UBS  Union Bank of Switzerland

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

               -    Quoted prices for similar securities in active markets.

               - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

               - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

               - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of September 30, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund may invest in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which would exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended September 30, 2010, the open and close values of forward foreign currency contracts were $12,833,628 and $4,638, respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

                               2. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Aberdeen Emerging Opportunity Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.